Income taxes - Schedule of expiry of tax losses and unused tax credits (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, recognized	€ 3,292	€ 3,402
Tax losses carried forward, unrecognized	19,530	19,770
Total tax losses carried forward	22,822	23,172
Tax credits, recognized	419	324
Tax credits, unrecognized	317	273
Total tax credits	736	597
Within 10 years
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, recognized	1,372	1,356
Tax losses carried forward, unrecognized	924	1,022
Total tax losses carried forward	2,296	2,378
Tax credits, recognized	130	126
Tax credits, unrecognized	295	254
Total tax credits	425	380
Thereafter
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, recognized	50	74
Tax losses carried forward, unrecognized	83	0
Total tax losses carried forward	133	74
Tax credits, recognized	167	45
Tax credits, unrecognized	9	4
Total tax credits	176	49
No expiry
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, recognized	1,870	1,972
Tax losses carried forward, unrecognized	18,523	18,748
Total tax losses carried forward	20,393	20,720
Tax credits, recognized	122	153
Tax credits, unrecognized	13	15
Total tax credits	€ 135	€ 168